DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4%
	APPAREL & TEXTILE PRODUCTS - 2.0%
2,306	Carter's, Inc.	$ 159,460

	BANKING - 5.8%
13,442	New York Community Bancorp, Inc.	152,432
2,418	Popular, Inc.	152,358
4,650	Zions Bancorp NA	162,239
		467,029
	BEVERAGES - 3.9%
2,759	Coca-Cola Company (The)	154,449
928	PepsiCo, Inc.	157,240
		311,689
	BIOTECH & PHARMA - 9.9%
2,678	Bristol-Myers Squibb Company	155,431
2,158	Gilead Sciences, Inc.	161,720
1,021	Johnson & Johnson	159,021
1,515	Merck & Co., Inc.	155,969
4,666	Pfizer, Inc.	154,771
		786,912
	CHEMICALS - 3.9%
3,025	Dow, Inc.	155,969
1,671	LyondellBasell Industries N.V., Class A	158,244
		314,213
	COMMERCIAL SUPPORT SERVICES - 2.0%
2,232	Robert Half, Inc.	163,561

	DIVERSIFIED INDUSTRIALS - 3.7%
1,547	3M Company	144,830
667	Illinois Tool Works, Inc.(a)	153,617
		298,447
	E-COMMERCE DISCRETIONARY - 2.0%
3,686	eBay, Inc.	162,516

	ELECTRIC UTILITIES - 4.2%
4,848	OGE Energy Corporation	161,584

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	ELECTRIC UTILITIES - 4.2% (Continued)
5,254	Vistra Corporation	$ 174,328
		335,912
	FOOD - 3.9%
768	Hershey Company (The)	153,661
2,705	Kellanova	160,975
		314,636
	HEALTH CARE FACILITIES & SERVICES - 6.4%
599	Cigna Group (The)	171,356
373	Elevance Health, Inc.	162,412
346	UnitedHealth Group, Inc.	174,449
		508,217
	INDUSTRIAL SUPPORT SERVICES - 4.2%
1,022	Ferguson PLC	168,087
1,617	MSC Industrial Direct Company, Inc., Class A	158,709
		326,796
	LEISURE FACILITIES & SERVICES - 1.9%
1,061	Darden Restaurants, Inc.(a)	151,956

	OIL & GAS PRODUCERS - 8.1%
1,387	ConocoPhillips	166,162
5,856	Coterra Energy, Inc.(a)	158,405
1,283	EOG Resources, Inc.	162,633
2,532	ONEOK, Inc.	160,605
		647,805
	RETAIL - DISCRETIONARY - 1.9%
2,159	Best Buy Company, Inc.	149,986

	RETAIL REIT - 2.0%
1,454	Simon Property Group, Inc.	157,076

	SEMICONDUCTORS - 4.0%
2,017	Microchip Technology, Inc.	157,427
1,441	QUALCOMM, Inc.	160,037
		317,464

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SPECIALTY FINANCE - 9.9%
1,045	American Express Co.(a)	$ 155,904
1,612	Capital One Financial Corporation(a)	156,445
1,833	Discover Financial Services(a)	158,793
3,977	OneMain Holdings, Inc.(a)	159,437
5,114	Synchrony Financial(a)	156,335
		786,914
	SPECIALTY REITS - 1.9%
2,598	Iron Mountain, Inc.(a)	154,451

	TECHNOLOGY HARDWARE - 4.0%
2,878	Cisco Systems, Inc.	154,721
2,152	NetApp, Inc.	163,294
		318,015
	TECHNOLOGY SERVICES - 6.1%
886	Broadridge Financial Solutions, Inc.	158,638
1,124	International Business Machines Corporation(a)	157,697
13,366	Western Union Company (The)	176,165
		492,500
	TELECOMMUNICATIONS - 1.9%
4,719	Verizon Communications, Inc.	152,943

	TRANSPORTATION & LOGISTICS - 3.8%
748	Union Pacific Corporation	152,316
974	United Parcel Service, Inc., Class B	151,817
		304,133
	TRANSPORTATION EQUIPMENT - 2.0%
2,731	Allison Transmission Holdings, Inc.	161,293

	TOTAL COMMON STOCKS (Cost $8,253,709)	7,943,924

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.9%
	COLLATERAL FOR SECURITIES LOANED - 18.9%
1,511,504	Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (Cost $1,511,504)(b),(c)	$ 1,511,504

	MONEY MARKET FUNDS - 1.0%
76,176	Fidelity Investments Money Market Government Portfolio, CLASS I, 5.23% (Cost $76,176)(c)	76,176

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,587,680)	1,587,680

	TOTAL INVESTMENTS - 119.3% (Cost $9,841,389)	$ 9,531,604
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.3)%	(1,539,345)
	NET ASSETS - 100.0%	$ 7,992,259

LLC	- Limited Liability Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a) (b) (c)

All or a portion of the security Is on loan. The total fair value of the securities on loan as of September 30, 2023 was $1,471,552.

Security was purchased with cash received as collateral for securities on loan at September 30, 2023. Total collateral had a value of $1,511,504 at September 30, 2023.

Rate disclosed is the seven day effective yield as of September 30, 2023

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4%
	APPAREL & TEXTILE PRODUCTS - 2.0%
2,101	Deckers Outdoor Corporation(a),(b)	$ 1,080,103

	ASSET MANAGEMENT - 2.0%
3,293	Ameriprise Financial, Inc.	1,085,636

	BANKING - 2.1%
817	First Citizens BancShares, Inc., Class A(a)	1,127,542

	BEVERAGES - 1.9%
19,363	Monster Beverage Corporation(b)	1,025,271

	BIOTECH & PHARMA - 6.0%
2,006	Eli Lilly and Company	1,077,483
14,535	Gilead Sciences, Inc.	1,089,253
3,191	Vertex Pharmaceuticals, Inc.(b)	1,109,638
		3,276,374
	CABLE & SATELLITE - 2.0%
23,774	Comcast Corporation, Class A	1,054,139

	CHEMICALS - 2.0%
2,367	NewMarket Corporation	1,077,080

	COMMERCIAL SUPPORT SERVICES - 2.0%
2,205	Cintas Corporation	1,060,627

	CONSTRUCTION MATERIALS - 1.8%
5,872	Eagle Materials, Inc.	977,805

	CONSUMER SERVICES - 2.1%
9,481	Grand Canyon Education, Inc.(a),(b)	1,108,139

	ELECTRIC UTILITIES - 2.2%
35,380	Vistra Corporation	1,173,908

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	ENGINEERING & CONSTRUCTION - 1.9%
4,957	EMCOR Group, Inc.	$ 1,042,903

	ENTERTAINMENT CONTENT - 1.9%
25,721	AppLovin Corporation(a),(b)	1,027,811

	HEALTH CARE FACILITIES & SERVICES - 3.8%
10,854	DaVita, Inc.(b)	1,026,028
4,113	Medpace Holdings, Inc.(b)	995,881
		2,021,909
	HOME CONSTRUCTION - 3.7%
174	NVR, Inc.(b)	1,037,615
13,547	PulteGroup, Inc.	1,003,155
		2,040,770
	INSURANCE - 4.1%
2,789	Kinsale Capital Group, Inc.(a)	1,155,009
5,532	Primerica, Inc.	1,073,263
		2,228,272
	LEISURE FACILITIES & SERVICES - 1.9%
11,236	Royal Caribbean Cruises Ltd.(a),(b)	1,035,285

	LEISURE PRODUCTS - 2.0%
22,255	YETI Holdings, Inc.(a),(b)	1,073,136

	MACHINERY - 2.0%
3,954	Caterpillar, Inc.(a)	1,079,442

	MEDICAL EQUIPMENT & DEVICES - 1.8%
2,174	IDEXX Laboratories, Inc.(a),(b)	950,625

	OIL & GAS PRODUCERS - 4.4%
7,786	Marathon Petroleum Corporation	1,178,333
9,738	Phillips 66	1,170,021
		2,348,354

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	RETAIL - CONSUMER STAPLES - 2.0%
6,836	Walmart, Inc.	$ 1,093,281

	RETAIL - DISCRETIONARY - 3.8%
7,664	Builders FirstSource, Inc.(a),(b)	954,091
12,020	TJX Cos., Inc./The	1,068,338
		2,022,429
	SEMICONDUCTORS - 9.3%
7,277	Applied Materials, Inc.	1,007,501
1,205	Broadcom, Inc.	1,000,849
1,583	Lam Research Corporation	992,177
11,430	Lattice Semiconductor Corporation(b)	982,180
2,252	NVIDIA Corporation	979,597
		4,962,304
	SOFTWARE - 13.8%
1,987	Adobe Systems, Inc.(b)	1,013,171
22,273	Bentley Systems, Inc.(a)	1,117,215
4,623	Cadence Design Systems, Inc.(b)	1,083,169
2,034	HubSpot, Inc.(b)	1,001,745
22,385	Pegasystems, Inc.	971,733
1,888	ServiceNow, Inc.(b)	1,055,316
2,422	Synopsys, Inc.(b)	1,111,625
		7,353,974
	SPECIALTY REITS - 1.9%
17,495	Iron Mountain, Inc.	1,040,078

	TECHNOLOGY HARDWARE - 6.2%
19,384	Cisco Systems, Inc.	1,042,084
9,716	Jabil, Inc.	1,232,863
30,381	Pure Storage, Inc., Class A(b)	1,082,171
		3,357,118
	TECHNOLOGY SERVICES - 5.8%
5,265	CDW Corporation	1,062,267
4,091	FleetCor Technologies, Inc.(b)	1,044,596

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TECHNOLOGY SERVICES - 5.8% (Continued)
4,525	Visa, Inc., Class A(a)	$ 1,040,795
		3,147,658
	TRANSPORTATION EQUIPMENT - 2.0%
18,390	Allison Transmission Holdings, Inc.	1,086,114

	TOTAL COMMON STOCKS (Cost $50,251,058)	52,958,087

	SHORT-TERM INVESTMENTS — 16.4%
	COLLATERAL FOR SECURITIES LOANED - 14.6%
7,876,824	Mount Vernon Liquid Assets Portfolio, LLC, , 5.50% (Cost $7,876,824)(c),(d)	7,876,824

	MONEY MARKET FUNDS - 1.8%
947,021	Fidelity Investments Money Market Government Portfolio, CLASS I, 5.23% (Cost $947,021)(c)	947,021

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,823,845)	8,823,845

	TOTAL INVESTMENTS - 114.8% (Cost $59,074,903)	$ 61,781,932
	LIABILITIES IN EXCESS OF OTHER ASSETS - (14.8)%	(7,942,418)
	NET ASSETS - 100.0%	$ 53,839,514

LLC	- Limited Liability Company
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $7,708,209.
(b) (c) (d)

Non-income producing security.

Rate disclosed is the seven day effective yield as of September 30, 2023.

Security was purchased with cash received as collateral for securities on loan at September 30, 2023. Total collateral had a value of $7,876,824 at September 30, 2023.